Balance Sheet Components Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014		$ 1,111
2014 (remaining 3 months)	275
2015	1,085	1,085
2016	910	910
2017	149	149
Finite-Lived Intangible Assets, Net	2,419	3,255
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
2014		888
2014 (remaining 3 months)	221
2015	888	888
2016	888	888
2017	149	149
Finite-Lived Intangible Assets, Net	2,146	2,813
Operating Expenses
Finite-Lived Intangible Assets [Line Items]
2014		223
2014 (remaining 3 months)	54
2015	197	197
2016	22	22
2017	0	0
Finite-Lived Intangible Assets, Net	$ 273	$ 442